Fair values of financial instruments carried at fair value - Basis of valuing HSBC Holding's financial assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,880,751	$ 2,621,427
Financial liabilities	2,655,014	2,409,361
Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	157,439	164,466
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,492	2,345
HSBC Holdings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	102,237	93,215
Financial liabilities	115,864	109,870
HSBC Holdings | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	25,664	30,303
HSBC Holdings | Financial liabilities designated at fair value | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	25,664	30,303
HSBC Holdings | Derivatives | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,060	2,021
HSBC Holdings | Derivatives | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,698	2,002
HSBC Holdings | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 65,253	$ 61,964